EQUITY (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	2 Months Ended	12 Months Ended
	Jun. 30, 2016	Jul. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Feb. 29, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options			$ 3,288
Share Price	$ 0.20	$ 0.15
Payments Of Dividends	$ 9,786	$ 7,186	$ 9,786	$ 7,186	$ 0
Stock Issued During Period, Shares, Restricted Stock Award, Gross			29,500
Stock Issued During Period, Shares, Acquisitions				88,500
Equity Method Investment, Ownership Percentage			94.25%	95.70%
Share Based Compensation			$ 1,955	$ 1,349	$ 1,067
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross			310,000
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross			10,000
Employees and Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period			310,000	673,408	340,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value			$ 4.30	$ 3.79	$ 3.19
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value			$ 2,304	$ 10,294	$ 7,446
2011 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award			6 years
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized			4,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant			3,900,284
2011 Plan [Member] | Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized						4,000,000